Net Income/ (loss) Per Share (Details) - HKD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted income per share
Net income/(loss) for the year attributable to the Company's ordinary shareholders - Numerator	$ (3,507)	$ 40,849	$ 177,974
Net income/(loss) for the year attributable to the Company's ordinary shareholders - Continuing operations	(3,507)	(12,515)	6,047
Net income/(loss) for the year attributable to the Company's ordinary shareholders - Discontinued operations	$ 0	$ 53,364	$ 171,927
Weighted average number of basic and diluted ordinary shares outstanding - Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of basic and diluted ordinary shares outstanding - Discontinued operations	12,938,128	12,938,128	12,938,128
Basic and diluted net income/(loss) per share	$ (0.27)	$ 3.16	$ 13.76
Basic and diluted net income/(loss) per share - Continuing operations	(0.27)	(0.97)	0.47
Basic and diluted net income/(loss) per share - Discontinued operations	$ 0.00	$ 4.13	$ 13.29